Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income before income taxes is attributable to the following geographic locations:
Germany	$ 205,818,000	$ 134,193,000	$ 243,684,000
United States	1,626,406,000	1,440,040,000	1,262,570,000
Other	399,766,000	361,039,000	337,152,000
Income before income taxes	2,231,990,000	1,935,272,000	1,843,406,000
Current income tax expense or benefit [Abstract]
Germany	56,037,000	72,231,000	72,613,000
United States	503,029,000	458,780,000	270,676,000
Other	142,037,000	138,588,000	141,291,000
Total income tax expense current	701,103,000	669,599,000	484,580,000
Deferred income tax expense or benefit [Abstract]
Germany	(23,333,000)	(45,813,000)	(22,651,000)
United States	21,813,000	(12,693,000)	152,423,000
Other	(16,444,000)	11,030,000	(30,754,000)
Total income tax expense deferred	(17,964,000)	(47,476,000)	99,018,000
Income tax expense	$ 683,139,000	$ 622,123,000	$ 583,598,000
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal corporation income tax base rate	29.69%	29.62%	29.20%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	$ 12,543,000	$ 8,850,000
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	12,585,000	11,503,000
Intangible Assets Deferred Asset	6,487,000	7,967,000
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	25,461,000	28,476,000
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	352,999,000	372,365,000
Pensions	114,564,000	151,732,000
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	171,294,000	131,640,000
Derivatives	5,784,000	1,317,000
Stock-based compensation expense	6,873,000	3,173,000
Other	24,403,000	4,018,000
Total deferred tax assets	732,993,000	721,041,000
Less: valuation allowance [N]	(33,255,000)	(34,654,000)
Net deferred tax assets	699,738,000	686,387,000
Deferred tax liabilities:
Accounts receivable	26,480,000	43,664,000
Inventory, primarily due to inventory reserve accounts for tax purposes	7,208,000	8,318,000
Intangible Assets Deferred Liability	706,186,000	686,650,000
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	166,129,000	129,835,000
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	16,231,000	5,575,000
Derivatives	10,353,000	5,488,000
Other	236,580,000	242,524,000
Total deferred tax liabilities	1,169,167,000	1,122,054,000
Net deferred tax assets (liabilities)	469,429,000	435,667,000
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years	11,497,000	9,273,000
Undistributed earning of foreign subsidiaries	$ 7,418,713,000	7,463,853,000
German income tax on dividends and capital gains	5.00%
Unrecognized tax benefits (net of interest)
beginning unrecognized tax benefits	$ 149,289,000	166,108,000	$ 199,924,000
Increases in unrecognized tax benefits prior periods	27,802,000	30,973,000	35,584,000
Decreases in unrecognized tax benefits prior periods	(38,707,000)	(20,244,000)	(21,143,000)
Increases in unrecognized tax benefits current period	2,287,000	0	12,600,000
Changes related to settlements with tax authorities	(22,401,000)	(6,762,000)	(60,872,000)
Reductions as a result of a lapse of the statute of limitations	0	(1,300,000)	0
Foreign currency translation	(298,000)	(19,486,000)	15,000
Ending unrecognozed tax benefits balance	117,972,000	149,289,000	166,108,000
Unrecognized tax benefits which would affect the effective tax rate if recognized	111,957,000
Valuation Allowance [Line Items]
Valuation allowance increase	1,399,000	14,825,000
Deferred Tax Liability for Insurance Recoveries	86,790,000
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	289,936,000
Income Tax Examination [Line Items]
Interest and penalties recognized	6,594,000	11,478,000	$ 13,986,000
Accrual for tax related interest and penalties	24,938,000	$ 27,029,000
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	23,808,000
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,033,000
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	21,179,000
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	34,464,000
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	15,619,000
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16,056,000
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,597,000
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,297,000
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,616,000
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	21,825,000
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 91,442,000